Intangible Assets and Goodwill - Estimated Future Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets and Goodwill
Remainder of 2021	$ 655
2022	1,309
2023	1,309
2024	1,309
2025	1,309
Thereafter	5,296
Finite-lived intangible assets, net carrying amount	$ 11,187	$ 2,377